Goldman Sachs US Mortgages Fund Expense Example - Class P Shares [Member] - Goldman Sachs US Mortgages Fund - Class P Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	$ 701